SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2017			2016
	Options (000’s)	Weighted average exercise price		Options (000’s)	Weighted average exercise price
Outstanding, beginning of year	9,049	C$	1.18	12,976	C$	1.10
Granted	1,101		1.63	2,038		2.18
Forfeited/Expired	(468)		1.71	(2,926)		1.77
Exercised	(1,445)		1.08	(3,039)		0.97
Outstanding, end of year	8,237	C$	1.22	9,049	C$	1.18
Exercisable, end of year	5,448	C$	1.08	3,940	C$	1.04

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Range of exercise price		Options outstanding (000’s)	Weighted average remaining contractual life (years)	Options exercisable (000’s)	Weighted average exercise price
C$	0.65	2,317	2.43	1,835	C$	0.65
C$	0.71 to C$0.86	1,819	2.78	1,367		0.74
C$	1.31	1,287	1.49	1,288		1.31
C$	1.63	1,058	4.27	179		1.63
C$	2.00	13	1.05	13		2.00
C$	2.16 to C$2.19	1,743	3.64	766		2.18
		8,237	2.85	5,448	C$	1.08

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2017	2016
Risk-free interest rate	0.79%	0.51%
Expected life (years)	2.63	2.58
Dividend rate	–	–
Annualized volatility	68%	73%
Forfeiture rate	13%	15%

Disclosure of detailed information about warrants, valuation assumptions [Table Text Block]

Share price at measurement date	C$	1.47
Risk-free interest rate		0.69%
Expected life (years)		1.5
Annualized volatility		88%

Deferred share units [Member]
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2017			2016
	Number of units	Weighted average grant date fair value (C$/unit)		Number of units	Weighted average grant date fair value (C$/unit)
Balance at January 1	–	C$	–	–	C$	–
Granted	89,200		1.59	–		–
Outstanding at December 31	89,200	C$	1.59	–	C$	–

Restricted share units [Member]
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2017			2016
	Number of units	Weighted average grant date fair value (C$/unit)		Number of units	Weighted average grant date fair value (C$/unit)
Balance at January 1	–	C$	–	–	C$	–
Granted	483,000		1.61	–		–
Cancelled	(6,400)		1.65
Outstanding at December 31	476,600	C$	1.61	–	C$	–